As filed with the Securities and Exchange Commission on August 26, 2024

1933 Act Registration No. 33-72424

1940 Act Registration No. 811-8194

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	x
Pre-Effective Amendment No.
Post-Effective Amendment No. 276	x

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	x
Amendment No. 277	x

(Check appropriate box or boxes.)

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

1290 Broadway, Suite 1000

Denver, CO 80203

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

Brendan Hamill

Financial Investors Trust

1290 Broadway, Suite 1000

Denver, CO 80203

(Name and Address of Agent of Service)

Copy to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box):

[__]	immediately upon filing pursuant to paragraph (b)
[X]	On September 12, 2024, pursuant to paragraph (b)
[__]	60 days after filing pursuant to paragraph (a) (1)
[__]	on (date) pursuant to paragraph (a)
[__]	75 days after filing pursuant to paragraph (a) (2)
[__]	on (date), pursuant to paragraph (a) (2)

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 268 to its Registration Statement until September 12, 2024. Post-Effective Amendment No. 268 to the Registrant’s Registration Statement relates to the ALPS Balanced Opportunity Fund (formerly, ALPS | Smith Balanced Opportunity Fund), a series of the Registrant. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 268 under the Securities Act of 1933 and Amendment No. 269 under the Investment Company Act of 1940, filed on June 28, 2024, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) and has duly caused this Post-Effective Amendment No. 276, of its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on the 26th day of August, 2024.

FINANCIAL INVESTORS TRUST
(Registrant)

By:	/s/ Lucas Foss
Lucas Foss
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Edmund J. Burke	Trustee	August 26, 2024
Edmund J. Burke*

/s/ Jeremy W. Deems	Trustee	August 26, 2024
Jeremy W. Deems*

/s/ Mary K. Anstine	Trustee	August 26, 2024
Mary K. Anstine*

/s/ Jerry G. Rutledge	Trustee	August 26, 2024
Jerry G. Rutledge*

/s/ Michael "Ross" Shell	Chairman and Trustee	August 26, 2024
Michael "Ross" Shell*

/s/ Lucas Foss	President, Principal Executive Officer	August 26, 2024
Lucas Foss

/s/ Jennell Panella	Treasurer, Principal Financial Officer, Principal Accounting Officer	August 26, 2024
Jennell Panella

*	Signature affixed by Brendan Hamill pursuant to a power of attorney dated June 11, 2024.